Reconciliation Between Effective Income Tax Rate and Federal Statutory Income Tax Rate (Detail)	12 Months Ended
	May. 02, 2015	May. 03, 2014	Apr. 27, 2013
Income Tax Rate Reconciliation [Line Items]
Federal statutory income tax rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	9.50%	156.80%	3.90%
Changes to unrecognized tax benefits	0.10%	42.50%	(5.70%)
Excess executive compensation	2.40%	14.00%	(1.80%)
Meals and entertainment disallowance	0.70%	16.00%	(0.20%)
Research Tax Credits	(2.40%)	(63.40%)	7.40%
Joint venture net loss allocation	32.00%	657.80%
Change in valuation allowance	(11.30%)	248.50%
Other, net	2.30%	1.70%	(0.40%)
Effective income tax rate	68.30%	1108.90%	38.20%